Unearned Premiums	12 Months Ended
Dec. 31, 2021
Unearned Premiums [Abstract]
UNEARNED PREMIUMS

8. UNEARNED PREMIUMS

	2021			2020			2019
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Opening balance	277,268	(50,077)	227,191	206,214	(33,917)	172,297	168,255	(32,567)	135,688
Premiums written	545,582	(162,973)	382,609	467,273	(128,863)	338,410	349,292	(97,139)	252,153
Premiums earned	(494,124)	148,926	(345,198)	(396,219)	112,703	(283,516)	(311,333)	95,789	(215,544)
	328,726	(64,124)	264,602	277,268	(50,077)	227,191	206,214	(33,917)	172,297